Short-Term Loans - Schedule of Short-Term Loans (Details) ¥ in Millions	Apr. 30, 2026 USD ($)	Apr. 30, 2026 CNY (¥)	Oct. 31, 2025 USD ($)	Oct. 31, 2024 USD ($)
Schedule of Short-Term Loans [Line Items]
Total short-term loans	$ 3,424,258		$ 1,954,007	$ 2,785,965
Ningbo Bank [Member]
Schedule of Short-Term Loans [Line Items]
Total short-term loans	1,140,000	¥ 7.8
Short-Term Debt [Member] | Ningbo Bank [Member]
Schedule of Short-Term Loans [Line Items]
Total short-term loans	1,136,562		1,100,452	1,235,087
Short-Term Debt [Member] | Zhejiang Yiwu Rural Commercial Bank [Member]
Schedule of Short-Term Loans [Line Items]
Total short-term loans	859,707		853,555	849,123
Short-Term Debt [Member] | Bank of Communications [Member]
Schedule of Short-Term Loans [Line Items]
Total short-term loans	728,566
Short-Term Debt [Member] | Zhejiang Mingtai Commercial Bank [Member]
Schedule of Short-Term Loans [Line Items]
Total short-term loans	218,570			112,281
Short-Term Debt [Member] | China Merchants Bank [Member]
Schedule of Short-Term Loans [Line Items]
Total short-term loans	$ 480,853			$ 589,474